Significant Accounting Policies - Schedule of Deferred Revenue Recognized (Details)	Dec. 31, 2024 USD ($)
Schedule of Deferred Revenue Recognized [Line Items]
Deferred revenue expected to be recognized	$ 1,533,294
2025 [Member]
Schedule of Deferred Revenue Recognized [Line Items]
Deferred revenue expected to be recognized	1,516,700
2026 [Member]
Schedule of Deferred Revenue Recognized [Line Items]
Deferred revenue expected to be recognized	15,314
2027 [Member]
Schedule of Deferred Revenue Recognized [Line Items]
Deferred revenue expected to be recognized	$ 1,280